INCOME TAXES - Additional Information (Details)		9 Months Ended			12 Months Ended		36 Months Ended
	Jan. 01, 2008	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2010
INCOME TAXES
Income tax expense		¥ (7,246,803)	$ (1,017,952)	¥ (9,823,637)
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities		¥ 76,559			¥ 1,966,439
Unrecognized deferred income tax liability		7,656			196,644
Additional disclosures
Unrecognized tax benefits		0			0
Interest and penalties recorded		¥ 0			¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000
Period of statute of limitations for transfer pricing issues		10 years	10 years
PRC
INCOME TAXES
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%	15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%	10.00%
PRC | ATA Education
INCOME TAXES
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
INCOME TAXES
Income tax expense | $			$ 0			$ 0